ORGANIZATION AND CAPITAL MANAGEMENT - Reconciliation of the Corporation's Capital (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Management Commentary Explanatory [Line Items]
Financial assets	$ 44,558	$ 41,335
Other financial assets	16,546	17,730
Accounts receivable and other	21,760	18,928
Inventory	11,415	10,360
Equity accounted investments	46,100	41,327	$ 40,698
Investment properties	100,865	96,782	96,686
Property, plant and equipment	115,489	100,009
Intangible assets	30,609	24,658	27,710
Goodwill	20,227	14,714	$ 14,550
Deferred income tax assets	3,340	3,338
Accounts payable and other	(52,546)	(50,682)
Liabilities associated with assets classified as held for sale	(3,148)	(2,359)
Deferred income tax liabilities	(20,328)	(15,913)
Subsidiary equity obligations	(4,308)	(3,699)
Net Assets Before Common Equity in Managed Investments	310,673	271,043
Common Equity in Managed Investments	0	0
Corporation's Capital	310,673	271,043
Financial liabilities	223,744	193,217
Non-recourse borrowings of managed entities	165,057	139,324
Equity	134,741	122,642
Non-controlling interest - preferred equity	230	230
Corporate borrowings
Management Commentary Explanatory [Line Items]
Financial liabilities	10,875	9,077
Cash And Cash Equivalents1
Management Commentary Explanatory [Line Items]
Financial assets	12,694	9,933
Assets and liabilities classified as held for sale
Management Commentary Explanatory [Line Items]
Accounts receivable and other	298	67
Assets classified as held for sale		5,917
Equity accounted investments	276	1,533
Investment properties	9,053	4,224
Property, plant and equipment	1,874	82
Goodwill	220	0
Deferred income tax assets	24	0
Accounts payable and other	(139)	(118)
Liabilities associated with assets classified as held for sale	(3,148)	(2,359)
Deferred income tax liabilities	0	(7)
Non-recourse borrowings of managed entities	3,009	2,234
Non-controlling interests
Management Commentary Explanatory [Line Items]
Equity	88,386	86,804
Preferred shares | Preferred equity
Management Commentary Explanatory [Line Items]
Equity	4,145	4,145
Preferred shares | Non-controlling interests
Management Commentary Explanatory [Line Items]
Equity	5,488	5,889
Common shares | Non-controlling interests
Management Commentary Explanatory [Line Items]
Equity	82,898	80,915
Common shares | Common equity
Management Commentary Explanatory [Line Items]
Equity	42,210	31,693
The Corporation
Management Commentary Explanatory [Line Items]
Other financial assets	3,430	3,809
Accounts receivable and other	2,697	3,632
Inventory	2	2
Equity accounted investments	6,553	5,361
Investment properties	16	17
Property, plant and equipment	215	122
Intangible assets	215	285
Goodwill	361	368
Deferred income tax assets	2,064	2,159
Accounts payable and other	(5,104)	(5,134)
Deferred income tax liabilities	(299)	(414)
Subsidiary equity obligations	(135)	(77)
Net Assets Before Common Equity in Managed Investments	11,212	11,413
Common Equity in Managed Investments	46,248	33,732
Corporation's Capital	57,460	45,145
The Corporation | Corporate borrowings
Management Commentary Explanatory [Line Items]
Financial liabilities	10,875	9,077
The Corporation | Cash And Cash Equivalents1
Management Commentary Explanatory [Line Items]
Financial assets	1,197	1,283
The Corporation | Preferred shares | Preferred equity
Management Commentary Explanatory [Line Items]
Non-controlling interest - preferred equity	230	230
The Corporation | Common shares | Common equity
Management Commentary Explanatory [Line Items]
Equity	42,210	31,693
The Corporation | Preferred equity | Preferred shares
Management Commentary Explanatory [Line Items]
Equity	4,145	4,145
Managed Investments
Management Commentary Explanatory [Line Items]
Financial assets	11,497	8,650
Other financial assets	13,116	13,921
Accounts receivable and other	19,694	17,401
Inventory	11,413	10,358
Assets classified as held for sale	11,958	5,917
Equity accounted investments	39,547	35,966
Investment properties	100,849	96,765
Property, plant and equipment	115,274	99,887
Intangible assets	30,394	24,373
Goodwill	19,866	14,346
Deferred income tax assets	1,276	1,179
Accounts payable and other	(48,073)	(47,653)
Liabilities associated with assets classified as held for sale	(3,148)	(2,359)
Deferred income tax liabilities	(20,029)	(15,499)
Subsidiary equity obligations	(4,173)	(3,622)
Net Assets Before Common Equity in Managed Investments	299,461	259,630
Common Equity in Managed Investments	0	0
Corporation's Capital	299,461	259,630
Non-recourse borrowings of managed entities	165,057	139,324
Managed Investments | Corporate borrowings
Management Commentary Explanatory [Line Items]
Financial liabilities	0	0
Managed Investments | Preferred shares | Preferred equity
Management Commentary Explanatory [Line Items]
Equity	0	0
Non-controlling interest - preferred equity	88,156	86,574
Managed Investments | Common shares | Common equity
Management Commentary Explanatory [Line Items]
Equity	46,248	33,732
Elimination
Management Commentary Explanatory [Line Items]
Accounts receivable and other	(631)	(2,105)
Accounts payable and other	(631)	2,105
Subsidiary equity obligations	0
Common Equity in Managed Investments	(46,248)	(33,732)
Corporation's Capital	(46,248)	(33,732)
Elimination | Common shares | Common equity
Management Commentary Explanatory [Line Items]
Equity	$ (46,248)	$ (33,732)